Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,887,500.00
Previously Paid Amount	0.00
Total Fee Amount	103,559.46
Total Offset Amount	0.00
Net Fee	103,559.46
Narrative - Max Aggregate Offering Price	$ 749,887,500.00
Final Prospectus	true